Financial Risk Management - Summary of Borrowing to Price Rate Changes (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jun. 30, 2021
Disclosure of Financial Risk Management [Line Items]
Current borrowings	$ 5,523	$ 53,200
Borrowings	88,646	41,045
Total borrowings	94,169	94,245
Commodity price risk [member]
Disclosure of Financial Risk Management [Line Items]
Current borrowings	846	336
Borrowings	45,850	41,045
Total borrowings	$ 46,696	$ 41,381
Percent of current borrowings	1.00%	0.00%
Percent of non-current borrowings	49.00%	45.00%
Percent of total borrowings	50.00%	45.00%